Acquisitions (Tables)	12 Months Ended
Dec. 31, 2024
Business Combination, Asset Acquisition, and Joint Venture Formation [Abstract]
Schedule of Preliminary Allocation of Purchase Consideration
	Amortization Period	Amount
	years	$ thousands

Repayment of Siklu's outstanding debt obligations		8,341
Share Consideration		944
Holdback Consideration		1,617
Fair value of total consideration		10,902
Fair value of assets acquired and liabilities assumed:

Current assets (including cash and cash equivalents of $370 thousand)		5,732
Non-current assets		2,047
Trademark	2	440
Customer Relationships	2-5	1,209
Technology	2-6	3,638
Goodwill		7,749
Other current liabilities		(6,694)
Long-term liabilities		(3,219)
		10,902

Schedule of Acquisition and Integration Related Charges
	Year ended December 31,
	2024	2023	2022
	$ thousands	$ thousands	$ thousands
Acquisition-related professional and services fees	284	720	-
Integration-related expenses	1,376	398	-

Total acquisition- and integration-related expense	1,660	1,118	-